 U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2025 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Taxable Obligations - 13.14% of net assets applicable to common shareholders, total cost of $8,862,000
$ 8,862,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$8,617,763

Puerto Rico FNMA Taxable - 7.5% of net assets applicable to common shareholders, total cost of $5,326,862
$ 638,984				FNMA Pool AP1207	3.50%	02/01/43	$595,610
1,103,050				FNMA Pool AR5155	3.50%	04/01/43	1,028,166
1,135,866				FNMA Pool AV7070	3.00%	06/01/45	1,008,557
157,480				FNMA Pool 850032	5.50%	05/01/36	160,061
$ 2,288,200				FNMA Pool AR5162	3.50%	05/01/43	2,127,152

$ 5,323,579	B						$4,919,544

US Municipals - 90.18% of net assets applicable to common shareholders, total cost of $66,004,341, Continued
$ 630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$711,628
1,000,000	C			Atlanta & Fulton County Recreation Authority	5.10%	12/01/47	988,219
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,165,652
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,202,871
1,000,000		E		California State General Obligation	7.35%	11/01/39	1,166,618
700,000	C	E		California State General Obligation	7.55%	04/01/39	846,712
1,000,000	C		D	California Statewide Communities Development Authority	4.82%	08/01/45	851,675
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	1,855,514
1,000,000	C			Chicago O’Hare International Airport	4.57%	01/01/54	883,221
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	780,620
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,109,150
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,282,790
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,113,953
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	802,899
1,000,000	C			Golden State Tobacco	3.12%	06/01/38	820,789
1,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,381,019
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,049,835
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	214,089
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	255,110
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	369,405
905,000	C	E		Los Angeles California Department Airports	6.58%	05/15/39	967,406
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	925,166
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	1,987,870
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	365,229
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	143,091
500,000	C			Maryland Stadium Authority Bonds	3.71%	03/01/39	434,010
1,755,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,072,748
1,120,000	C	E		Metropolitan Transportation Authority	6.81%	11/15/40	1,230,099
1,500,000	C			Michigan State University	4.50%	08/15/48	1,355,555
2,177,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,450,340
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,706,788
600,000	C		D	New Jersey State Education	3.84%	09/01/36	547,661
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,042,939
855,000	C			New York City Industrial Development Agency	6.03%	01/01/46	881,515
1,650,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	1,811,177
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	885,331
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	945,534
1,270,000	C	E	D	New York Urban Development Corp.	5.77%	03/15/39	1,297,236
1,000,000				New York General Obligations Bonds	5.83%	10/01/53	1,054,510
70,000	C			Metropolitan Transportation Authority	5.18%	11/15/49	62,990
750,000	C			Nashville & Davidson County Metropolitan Government Sports Stadium	5.60%	07/01/56	763,694
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,126,290
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,110,831
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	508,892
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,189,673
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,493,610
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,315,665
1,200,000	C		D	Port of Portland	4.06%	07/01/39	1,050,995
800,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	877,461

US Municipals - 90.18% of net assets applicable to common shareholders, total cost of $66,004,341, Concluded
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,836,568
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,385,465
805,000	C			San Jose, California	3.29%	03/01/41	618,973
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	683,861
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	722,919
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,371,220
240,000				Wisconsin Center District	4.17%	12/15/50	196,650
1,770,000	C	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	1,890,677

$ 58,612,000							$59,162,408

Total investments (110.82% of net assets)							$72,699,715
Other assets less liabilities (-10.82% of net assets)							(7,096,838)

Net assets applicable to common shareholders - 100%							$65,602,878

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.